CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) - Greenland Exploration Limited	1 Months Ended
Jun. 30, 2025 $ / shares shares
Stock Issued During Period, Shares, New Issues | shares	1,500,000
Warrants exercise price | $ / shares	$ 15